Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends to shareholders of the parent company
	2021			2020			2019
	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip
	$	$m	$m	$	$m	$m	$	$m	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend / interim dividend	0.15	3,059	—	—	—	—	0.21	4,206	1,160
In respect of current year:
– first interim dividend	0.07	1,421	—	—	—	—	0.10	2,013	375
– second interim dividend	—	—	—	—	—	—	0.10	2,021	795
– third interim dividend	—	—	—	—	—	—	0.10	2,029	357
Total	0.22	4,480	—	—	—	—	0.51	10,269	2,687
Total dividends on preference shares classified as equity (paid quarterly)[1]	4.99	7		62.00	90		62.00	90
Total coupons on capital securities classified as equity		1,303			1,241			1,324
Dividends to shareholders		5,790			1,331			11,683
1 HSBC Holdings called $1,450m 6.20% non-cumulative US dollar preference shares on 10 December 2020. The security was redeemed and cancelled on 13 January 2021.

Disclosure of coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
		2021		2020	2019
			Total	Total	Total
	First call date	Per security	$m	$m	$m
Perpetual subordinated contingent convertible securities,[1,2]
$1,500m issued at 5.625%[2]	Nov 2019	$56.250	—	—	84
$2,000m issued at 6.875%[3]	Jun 2021	$68.750	69	138	138
$2,250m issued at 6.375%	Sep 2024	$63.750	143	143	143
$2,450m issued at 6.375%	Mar 2025	$63.750	156	156	156
$3,000m issued at 6.000%	May 2027	$60.000	180	180	180
$2,350m issued at 6.250%	Mar 2023	$62.500	147	147	147
$1,800m issued at 6.500%	Mar 2028	$65.000	117	117	117
$1,500m issued at 4.600%[4]	Jun 2031	$46.000	69	—	—
$1,000m issued at 4.000%[5]	Mar 2026	$40.000	20	—	—
$1,000m issued at 4.700%[6]	Mar 2031	$47.000	24	—	—
€1,500m issued at 5.250%	Sep 2022	€52.500	93	90	88
€1,000m issued at 6.000%	Sep 2023	€60.000	70	67	66
€1,250m issued at 4.750%	July 2029	€47.500	72	67	68
£1,000m issued at 5.875%	Sep 2026	£58.750	80	74	75
SGD1,000m issued at 4.700%	Jun 2022	SGD47.000	35	35	34
SGD750m issued at 5.000%	Sep 2023	SGD50.000	28	27	28
Total			1,303	1,241	1,324
1Discretionary coupons are paid semi-annually on the perpetual subordinated contingent convertible securities, in denominations of each security’s issuance currency 1,000 per security.
2This security was called by HSBC Holdings on 22 November 2019 and was redeemed and cancelled on 17 January 2020. Between the date of exercise of the call option and the redemption, this security was considered to be a subordinated liability. For further details on additional tier 1 securities, see Note 31.
3This security was called by HSBC Holdings on 15 April 2021 and was redeemed and cancelled on 1 June 2021.
4This security was issued by HSBC Holdings on 17 December 2020. The first call date commences six calendar months prior to the reset date of
17 June 2031.
5This security was issued by HSBC Holdings on 9 March 2021. The first call date commences six calendar months prior to the reset date of 9 September 2026.
6This security was issued by HSBC Holdings on 9 March 2021. The first call date commences six calendar months prior to the reset date of 9 September 2031.